Non-controlling interests - by group (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Profit (loss), attributable to non-controlling interests		£ 108	£ 278
Equity attributable to non-controlling interest	[1]	2,113		£ 2,111	[2]
Preference shares [member] | Barclays Bank PLC [member]
Profit (loss), attributable to non-controlling interests		106	134
Equity attributable to non-controlling interest		1,838		1,838
Upper Tier 2 instruments [member] | Barclays Bank PLC [member]
Profit (loss), attributable to non-controlling interests		3	2
Equity attributable to non-controlling interest		272		272
Barclay's Africa Banking Group Limited [member]
Profit (loss), attributable to non-controlling interests		0	140
Equity attributable to non-controlling interest		0		0
Other non-controlling interests [member]
Profit (loss), attributable to non-controlling interests		(1)	£ 2
Equity attributable to non-controlling interest		£ 3		£ 1

[1]	For notes to the Financial Statements see pages [xx] to [xx].
[2]

B arclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages [xx] to [xx], Note 21, Transition disclosures on pages [xx] to [xx] and the Credit risk disclosures on page X toX and X.